UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Cadmus Capital Management, LLC

Address: 150 East 52nd Street, 27th Floor
         New York, New York 10022

13F File Number: 028-10721

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Roche
Title:   Chief Financial Officer
Phone:   (212) 829-1633


Signature, Place and Date of Signing:


 /s/ Laura Roche                 New York, New York           February 14, 2008
--------------------         -------------------------      --------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      5

Form 13F Information Table Value Total: $21,293
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2   COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8

                                TITLE                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP        (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                  --------    -----        --------   -------   --- ----   ----------  --------  ----     ------  ----
ANNALY CAP MGMT INC             COM         035710409     5,025     276,400   SH         SOLE        NONE      276,400
GREAT LAKES BANCORP INC NEW     COM         390914109     4,201     327,659   SH         SOLE        NONE      327,659
HERCULES TECH GROWTH CAP INC    COM         427096508     6,431     517,772   SH         SOLE        NONE      517,772
SCHOLASTIC CORP                 COM         807066105       862      24,700   SH         SOLE        NONE       24,700
STEAK N SHAKE CO                COM         857873103     4,774     438,000   SH         SOLE        NONE      438,000





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